OPERATING DATA - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Accrued payroll and employee related expenses	$ 1,238	$ 1,560
Accrued interest and other payables	1,151	927
Payable from acquisition of intangible, tangible & financial assets	847	1,559
Other amounts due to public authorities	680	507
Derivative financial instruments	208	308
Unearned revenue and accrued payables	73	49
Total	$ 4,197	4,910
Put option with ISP
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments		$ 125